Employee Benefit Plans - Schedule of Information for Plans with ABOs in Excess of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Pension Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Projected benefit obligation	$ 1,692	$ 820
Accumulated benefit obligation	1,647	803
Fair value of plan assets	1,286	567
Other Postretirement Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Accumulated benefit obligation	$ 187	$ 117